Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (11,016,717)	$ (17,064,869)
Adjustments for:
Depreciation expenses	222,561	357,074
Amortization expenses	2,443	3,369
Net loss(gain) on fair value changes of financial assets and liabilities at fair value through profit or loss	(236,169)	21,998
Finance costs	921,514	608,502
Interest income	(438)	(144,417)
Compensation costs recognized of share-based payment transactions	198,720	(212,551)
Loss (Gain) on disposal of property, plant and equipment	(359)	75,296
Unrealized gain on foreign exchange, net	(163,207)	(140,774)
Loss on lease modification		64,287
Gain on rent concession	(23,117)
Changes in operating assets and liabilities
Increase in other receivables	(12,552)
Decrease (Increase) in prepayments	(273,055)	40,479
(Decrease) Increase in trade payables	358,240	(3,080,505)
Decrease in other payables	(1,045,556)	(992,887)
Increase in other current liabilities	918,150
Cash used in operations	(10,149,542)	(20,464,998)
Interest received	438	144,417
Interest paid	(30,108)	(24,374)
Income tax (paid) refund	165,699	(395,290)
Net cash used in operating activities	(10,013,513)	(20,740,245)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(5,056)	(2,993)
Proceeds from disposal of property, plant and equipment	359	4,300
Decrease (Increase) in refundable deposits	(465)	2,545
Net cash generated from (used in) investing activities	(5,162)	3,852
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of the principal portion of lease liabilities	(124,071)	(179,050)
Net cash used in financing activities	(124,071)	(179,050)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(10,142,746)	(20,915,443)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	22,203,031	28,908,901
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 12,060,285	$ 7,993,458